Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
Jennie-O Turkey Store Retirement Savings Plan
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EIN: 41-0734466 Plan Number: 003
December 31, 2025

Identity of Issuer, Borrower, Lessor, or Similar Party	Number of Shares/Units Held		Current Value

Insurance company general account:
Empower Retirement, LLC *:
General Investment Account, contract value			$33,268,187

Mutual funds:
Fidelity Global EX US Index	54,879	units	1,024,049
Fidelity Small Cap Index	36,220	units	1,120,295
Global Equity Fund LSV Global Value	157,240	units	2,301,472
Total mutual funds			4,445,817

Non-pooled separate account:
Empower Trust Company, LLC*:
Hormel Foods Corporation Stock Fund*	54,479	units	3,143,818

Separate trust accounts:
Empower Trust Company, LLC*:
BlackRock Equity Index S&P 500	270,012	units	14,222,550
BlackRock LifePath Index 2030	1,695,688	units	39,556,493
BlackRock LifePath Index 2035	1,278,049	units	33,119,768
BlackRock LifePath Index 2040	789,147	units	22,454,276
BlackRock LifePath Index 2045	702,534	units	21,635,934
BlackRock LifePath Index 2050	628,906	units	20,458,033
BlackRock LifePath Index 2055	470,937	units	15,642,510
BlackRock LifePath Index 2060	288,753	units	8,011,582
BlackRock LifePath Index 2065	293,284	units	4,368,972
BlackRock LifePath Index 2070	73,337	units	867,427
BlackRock LifePath Index Retirement	1,727,318	units	32,424,499
BlackRock US Debt Index	80,232	units	1,017,796
Core Plus Bond Fund	415,690	units	4,273,896
Global Equity Bond Fund	1,434,173	units	20,713,249
Total separate trust accounts			238,766,984

Self-directed brokerage assets
Charles Schwab & Co.			161,750

Promissory notes*	Varying maturity dates with interest rates ranging from 4.25% to 9.50%		11,267,554
Total assets (held at end of year)			$291,054,108

*Indicates a party-in-interest to the Plan.